Financial assets, liabilities and financial result (excluding Orange Bank) - Market value of derivatives - Components (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	€ (447)	€ 527	€ 1,202
Derivatives held for trading	(282)	(128)	98
Net derivatives	(729)	399	1,300
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	€ (447)	553	1,111
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives		€ (26)	€ 91